Shareholder Report, Line Graph (Details) - USD ($)	6 Months Ended	12 Months Ended	60 Months Ended	120 Months Ended
	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Jun. 28, 2019	Mar. 31, 2019	Mar. 29, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Dec. 30, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Dec. 30, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014
Guinness Atkinson Alternative Energy Fund
Account Value [Line Items]
Line Graph and Table Measure Name				Alternative Energy Fund
Account Value	$ 12,375	$ 12,375	$ 12,375	$ 12,375	$ 12,779	$ 12,846	$ 11,880	$ 14,238	$ 14,373	$ 13,160	$ 11,790	$ 11,745	$ 13,654	$ 15,069	$ 14,710	$ 14,710	$ 14,080	$ 13,901	$ 9,994	$ 7,928	$ 5,906	$ 7,456	$ 6,625		$ 6,827		$ 6,513	$ 5,726	$ 6,395	$ 6,552	$ 6,821		$ 6,776	$ 6,622	$ 6,130	$ 5,884		$ 5,616	$ 6,153	$ 5,906	$ 6,264	$ 6,779	$ 6,264	$ 7,875	$ 7,942	$ 7,651	$ 8,949	$ 10,000
Average Annual Return, Percent	(3.67%)	(13.09%)	12.63%	2.15%
Guinness Atkinson Asia Focus Fund
Account Value [Line Items]
Line Graph and Table Measure Name				Asia Focus Fund
Account Value	$ 12,680	$ 12,680	$ 12,680	$ 12,680	12,407	12,637	12,215	12,577	12,712	11,929	10,624	13,311	14,271	16,575	16,152	18,213	18,311	17,693	14,703	13,040	11,104	14,050	12,619		12,599		12,696	10,873	12,590	13,008	13,763		13,666	12,270	11,407	10,699		9,291	10,027	8,904	8,526	8,508	8,223	10,244	9,842	9,620	9,705	10,000
Average Annual Return, Percent	0.34%	0.83%	0.13%	2.40%
Guinness Atkinson China & Hong Kong Fund
Account Value [Line Items]
Line Graph and Table Measure Name				China & Hong Kong Fund
Account Value	$ 9,410	$ 9,410	$ 9,410	$ 9,410	9,728	10,245	10,492	11,290	12,325	11,986	10,501	13,963	13,321	15,701	15,297	17,569	17,789	16,828	14,511	13,310	11,941	14,693	12,420		12,940		13,197	11,304	12,806	13,755	14,337		14,166	12,792	11,775	10,962		9,517	10,045	8,827	8,732	9,244	8,657	11,051	10,483	10,001	9,812	10,000
Average Annual Return, Percent	(8.16%)	(16.65%)	(6.17%)	(0.61%)
Guinness Atkinson Global Energy Fund
Account Value [Line Items]
Line Graph and Table Measure Name				Global Energy Fund
Account Value	$ 8,012	$ 8,012	$ 8,012	$ 8,012	8,012	7,271	7,653	6,777	6,822	7,087	5,865	6,091	6,421	5,276	5,089	4,895	4,442	3,613	2,760	3,239	2,803	5,493	5,264		5,594		5,728	4,976	6,878	6,830	5,892		6,138	5,799	5,260	5,729		6,203	5,689	5,615	5,083	4,883	4,898	6,447	6,507	6,686	8,772	10,000
Average Annual Return, Percent	10.19%	18.23%	7.45%	(2.19%)
Guinness Atkinson Global Innovators Fund - Investor Class
Account Value [Line Items]
Line Graph and Table Measure Name				Global Innovators Fund - Investor Class
Account Value	$ 31,913	$ 31,913	$ 31,913	$ 31,913	30,240	26,964	23,696	24,422	22,389	19,352	17,782	19,477	24,264	27,520	25,333	25,909	23,592	22,645	19,719	17,752	13,938	16,629	14,981		14,713		14,313	12,139	14,577	14,626	14,745		14,589	13,731	12,625	11,832		10,827	10,597	9,655	9,840	9,887	9,193	10,173	10,311	10,197	9,905	10,000
Average Annual Return, Percent	18.35%	30.68%	16.75%	12.30%
Guinness Atkinson Global Innovators Fund - Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name				Global Innovators Fund - Institutional Class
Account Value	$ 32,603	$ 32,603	$ 32,603	$ 32,603	30,874	27,510	24,161	24,883	22,797	19,692	18,082	19,799	24,644	27,938	25,697	26,261	23,900	22,926	19,953	17,956	14,085	16,800	15,122		14,843		14,430	12,231	14,676	14,716	14,830		14,664	13,792	12,672	11,870		10,858	10,620	9,668	9,847	9,887	9,193	10,173	10,311	10,197	9,905	10,000
Average Annual Return, Percent	18.51%	31.02%	17.04%	12.54%
Renminbi Yuan & Bond Fund
Account Value [Line Items]
Line Graph and Table Measure Name				Renminbi Yuan & Bond Fund
Account Value	$ 10,455	$ 10,455	$ 10,455	$ 10,455	10,464	10,521	10,202	10,230	10,746	10,531	10,233	10,861	11,396	11,597	11,521	11,458	11,233	11,260	10,729	10,296	10,206	10,332	9,965	$ 10,311		$ 10,417		9,966	9,838	10,095	10,606	$ 10,181		9,952	9,694	9,491	$ 9,272		9,760	9,701	9,826	9,611	9,817	10,211	9,976	10,016	10,071	10,000
Average Annual Return, Percent	(0.62%)	2.20%	0.26%	0.44%
Guinness Atkinson Alternative Energy Fund - MSCI World Index (Net Return)
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI World Index (Net Return)
Account Value	$ 24,021	$ 24,021	$ 24,021	$ 24,021	23,405	21,496	19,294	19,986	18,708	17,366	15,821	16,864	20,121	21,214	19,686	19,687	18,272	17,415	15,281	14,159	11,862	15,025	13,841		13,767		13,238	11,769	13,592	12,948	12,727		12,892	12,219	11,655	11,204		10,533	10,341	9,861	9,763	9,797	9,286	10,143	10,112	9,883	9,784	10,000
Average Annual Return, Percent	11.75%	20.19%	11.76%	9.16%
Guinness Atkinson Asia Focus Fund - MSCI AC Far East ex Japan Index (Net Return)
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI AC Far East ex Japan Index (Net Return)
Account Value	$ 13,686	$ 13,686	$ 13,686	$ 13,686	12,864	12,675	12,049	12,627	13,096	12,305	10,855	13,109	14,278	15,690	15,912	18,107	17,545	17,132	14,481	13,136	11,290	13,592	12,077		12,637		12,739	11,379	12,622	12,814	13,612		13,409	12,433	11,611	10,656		9,433	10,049	9,084	9,080	8,881	8,508	10,386	10,289	9,815	9,796	10,000
Average Annual Return, Percent	7.98%	8.38%	1.61%	3.19%
Guinness Atkinson China & Hong Kong Fund - MSCI China Index
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI China Index
Account Value	$ 11,481	$ 11,481	$ 11,481	$ 11,481	10,721	10,962	11,444	11,670	12,925	12,344	10,874	14,030	13,567	15,811	16,831	20,568	20,112	20,198	18,163	16,146	14,004	15,598	13,597		14,272		14,869	12,634	14,153	15,302	15,857		15,574	14,472	12,622	11,415		10,108	10,878	9,548	9,538	10,019	9,631	12,461	11,751	10,869	10,142	10,000
Guinness Atkinson China & Hong Kong Fund - MSCI China Index (Net Return)
Account Value [Line Items]
Average Annual Return, Percent	4.74%	(1.62%)	(4.25%)	1.39%
Guinness Atkinson Global Energy Fund - MSCI World Energy Index (Net Return)
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI World Energy Index (Net Return)
Account Value	$ 11,623	$ 11,623	$ 11,623	$ 11,623	11,779	10,733	11,190	10,058	10,109	10,467	8,759	8,886	9,366	7,169	6,862	6,773	6,232	5,117	4,038	4,805	4,122	7,466	7,111		7,547		7,667	6,699	8,553	8,486	7,530		7,960	7,463	6,851	7,208		7,583	7,062	6,964	6,298	5,991	6,035	7,367	7,453	7,761	9,053	10,000
Average Annual Return, Percent	8.29%	15.56%	9.01%	1.51%
Guinness Atkinson Global Innovators Fund - Investor Class - MSCI World Index (Net Return)
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI World Index (Net Return)
Account Value	$ 24,021	$ 24,021	$ 24,021	$ 24,021	23,405	21,496	19,294	19,986	18,708	17,366	15,821	16,864	20,121	21,214	19,686	19,687	18,272	17,415	15,281	14,159	11,862	15,025	13,841		13,767		13,238	11,769	13,592	12,948	12,727		12,892	12,219	11,655	11,204		10,533	10,341	9,861	9,763	9,797	9,286	10,143	10,112	9,883	9,784	10,000
Average Annual Return, Percent	11.75%	20.19%	11.76%	9.16%
Guinness Atkinson Global Innovators Fund - Institutional Class - MSCI World Index (Net Return)
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI World Index (Net Return)
Account Value	$ 24,021	$ 24,021	$ 24,021	$ 24,021	23,405	21,496	19,294	19,986	18,708	17,366	15,821	16,864	20,121	21,214	19,686	19,687	18,272	17,415	15,281	14,159	11,862	15,025	13,841		13,767		13,238	11,769	13,592	12,948	12,727		12,892	12,219	11,655	11,204		10,533	10,341	9,861	9,763	9,797	9,286	10,143	10,112	9,883	9,784	10,000
Average Annual Return, Percent	11.75%	20.19%	11.76%	9.16%
Guinness Atkinson Renminbi Yuan & Bond Fund - Hang Seng Markit Offshore RMB Overall Index
Account Value [Line Items]
Line Graph and Table Measure Name				iBoxx Hang Seng Markit Offshore RMB Overall Index
Account Value	$ 12,275	$ 12,275	$ 12,275	$ 12,275	12,243	12,301	11,911	11,937	12,472	12,240	11,846	12,529	13,138	13,103	12,881	12,774	12,485	12,474	11,878	11,329	11,198	11,246	10,870	$ 11,150		$ 11,291		10,817	10,673	10,927	11,399	$ 10,850		10,583	10,209	9,923	$ 9,732		10,190	10,059	10,168	9,867	10,035	10,383	10,087	10,092	10,124	10,000
Guinness Atkinson Renminbi Yuan & Bond Fund - Hang Seng Markit iBoxx Offshore RMB Overall Index (Net Return)
Account Value [Line Items]
Average Annual Return, Percent	(0.21%)	2.83%	1.94%	2.07%
Guinness Atkinson Global Energy Fund - MSCI World Index (Net Return)
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI World Index (Net Return)
Account Value	$ 24,021	$ 24,021	$ 24,021	$ 24,021	$ 23,405	$ 21,496	$ 19,294	$ 19,986	$ 18,708	$ 17,366	$ 15,821	$ 16,864	$ 20,121	$ 21,214	$ 19,686	$ 19,687	$ 18,272	$ 17,415	$ 15,281	$ 14,159	$ 11,862	$ 15,025	$ 13,841		$ 13,767		$ 13,238	$ 11,769	$ 13,592	$ 12,948	$ 12,727		$ 12,892	$ 12,219	$ 11,655	$ 11,204		$ 10,533	$ 10,341	$ 9,861	$ 9,763	$ 9,797	$ 9,286	$ 10,143	$ 10,112	$ 9,883	$ 9,784	$ 10,000
Average Annual Return, Percent	11.75%	20.19%	11.76%	9.16%